Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
At beginning of year	£ 138	£ 122
Exchange differences	1	(4)
Acquisition of investments	4	6
Fair value movements	24	14
Disposal of investments	(54)
At end of year	£ 113	£ 138